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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
         Check here if Amendment:  [ ];    Amendment Number:  Not an amendment.
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trend Capital Management, Inc.
Address:          Crescent Ridge Corporate Center
                  11100 Wayzata Boulevard
                  Minnetonka, MN 55305

Form 13F File Number:  028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:             Darrel R. Lynn
Title:            Chief Financial Officer
Phone:            612-546-3301

Signature, Place, and date of Signing

 /s/ Darrel R. Lynn                   Minneapolis, Minnesota      Aug. 20, 1999
----------------------------------    ------------------------    --------------
(Signature)                           (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None.
Form 13F Information Table Entry Total:   91
Form 13F Information Table Value Total:   $74,579 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F Information Table

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                                                                                   Mrkt Val  # of         Inv   Oth    Vot
Name of Issuer                                                  Class   CUSIP #    (000's)   Sec.   Type  Dis   Mgrs.  Auth

AT & T CORP COM STK                                              COM   C001957109   $2,400   43000   SH   Sole   N/A   Sole
ALLSTATE CORP COM                                                COM   C020002101    $402    11200   SH   Sole   N/A   Sole
ASSOC 1ST CAP CORP CL A COM                                      COM   C046008108    $441    10000   SH   Sole   N/A   Sole
BK AMER CORP COM                                                 COM   C060505104   $1,738   23700   SH   Sole   N/A   Sole
BANK N.Y. CO INC COM                                             COM   C064057102    $382    10400   SH   Sole   N/A   Sole
BANK ONE CORP COM                                                COM   C06423A103    $959    16100   SH   Sole   N/A   Sole
BELL ATLC CORP COM                                               COM   C077853109   $1,386   21200   SH   Sole   N/A   Sole
BELLSOUTH CORP COM STK                                           COM   C079860102   $1,232   26700   SH   Sole   N/A   Sole
BOEING CO CAP                                                    COM   C097023105    $563    12800   SH   Sole   N/A   Sole
CENDANT CORP COM STK                                             COM   C151313103    $215    10500   SH   Sole   N/A   Sole
CHASE MANHATTAN CORP NEW COM                                     COM   C16161A108   $1,003   11600   SH   Sole   N/A   Sole
CITIGROUP INC COM                                                COM   C172967101   $1,468   30900   SH   Sole   N/A   Sole
COMPAQ COMPUTER CORP COM                                         COM   C204493100    $547    23100   SH   Sole   N/A   Sole
WALT DISNEY CO COM                                               COM   C254687106    $866    28100   SH   Sole   N/A   Sole
DU PONT E I DE NEMOURS & CO COM STK                              COM   C263534109   $1,052   15400   SH   Sole   N/A   Sole
EXXON CORP COM                                                   COM   C302290101   $2,561   33200   SH   Sole   N/A   Sole
F.N.M.A. COM D/B/A FANNIE MAE                                    COM   C313586109    $969    14200   SH   Sole   N/A   Sole
1ST UN CORP COM                                                  COM   C337358105    $636    13500   SH   Sole   N/A   Sole
FORD MTR CO DEL COM                                              COM   C345370100    $931    16500   SH   Sole   N/A   Sole
GTE CORP COM                                                     COM   C362320103    $997    13200   SH   Sole   N/A   Sole
HEWLETT-PACKARD CO COM                                           COM   C428236103   $1,397   13900   SH   Sole   N/A   Sole
INTL BUSINESS MACH CORP CAP                                      COM   C459200101   $1,616   12500   SH   Sole   N/A   Sole
MC DONALDS CORP COM                                              COM   C580135101    $761    18500   SH   Sole   N/A   Sole
MOBIL CORP COM                                                   COM   C607059102   $1,057   10700   SH   Sole   N/A   Sole
ROYAL DUTCH PETRO N.Y REGISTRY SH PAR N 1.25 GLDR                COM   C780257804   $1,765   29300   SH   Sole   N/A   Sole
SPRINT CORP COM                                                  COM   C852061100    $647    12200   SH   Sole   N/A   Sole
TIME WARNER INC COM                                              COM   C887315109   $1,220   16800   SH   Sole   N/A   Sole
ALBERTSON S INC COM                                              COM   C013104104    $299     5794   SH   Sole   N/A   Sole
ALCOA INC COM STK                                                COM   C013817101    $309     5000   SH   Sole   N/A   Sole
ALLIED SIGNAL INC COM                                            COM   C019512102    $479     7600   SH   Sole   N/A   Sole
ALLTEL CORP COM                                                  COM   C020039103    $272     3800   SH   Sole   N/A   Sole
AMER GEN CORP COM                                                COM   C026351106    $256     3400   SH   Sole   N/A   Sole
APPLIED MATERIALS INC COM                                        COM   C038222105    $369     5000   SH   Sole   N/A   Sole
ATLC RICHFIELD CO COM                                            COM   C048825103    $376     4500   SH   Sole   N/A   Sole
BANKBOSTON CORP COM STK                                          COM   C06605R106    $210     4100   SH   Sole   N/A   Sole
CBS CORP COM STK                                                 COM   C12490K107    $423     9700   SH   Sole   N/A   Sole
CIGNA CORP COM                                                   COM   C125509109    $249     2800   SH   Sole   N/A   Sole
CARNIVAL CORP COM                                                COM   C143658102    $407     8400   SH   Sole   N/A   Sole
CATERPILLAR INC COM                                              COM   C149123101    $294     4900   SH   Sole   N/A   Sole
CHEVRON CORP COM                                                 COM   C166751107    $846     8900   SH   Sole   N/A   Sole
CLEAR CHANNEL COMMUNICATIONS INC COM                             COM   C184502102    $303     4400   SH   Sole   N/A   Sole
COLUMBIA /HCA HEALTHCARE CORP COM                                COM   C197677107    $201     8800   SH   Sole   N/A   Sole
COSTCO COMPANIES INC COM                                         COM   C22160Q102    $240     3000   SH   Sole   N/A   Sole
DOW CHEM CO COM                                                  COM   C260543103    $381     3000   SH   Sole   N/A   Sole
DUKE ENERGY CORP COM STK                                         COM   C264399106    $272     5000   SH   Sole   N/A   Sole
EMC CORP MASS COM                                                COM   C268648102    $369     6700   SH   Sole   N/A   Sole
EASTMAN KODAK CO COM                                             COM   C277461109    $298     4400   SH   Sole   N/A   Sole
ELECTR DATA SYS CORP NEW COM                                     COM   C285661104    $379     6700   SH   Sole   N/A   Sole
EMERSON ELEC CO COM                                              COM   C291011104    $378     6000   SH   Sole   N/A   Sole
ENRON CORP COM                                                   COM   C293561106    $392     4800   SH   Sole   N/A   Sole
FDX CORP COM STK                                                 COM   C31304N107    $217     4000   SH   Sole   N/A   Sole
5TH 3RD BANCORP COM                                              COM   C316773100    $240     3600   SH   Sole   N/A   Sole
FIRST DATA CORP COM                                              COM   C319963104    $299     6100   SH   Sole   N/A   Sole
FLEET FINCL GROUP INC COM                                        COM   C338915101    $346     7800   SH   Sole   N/A   Sole
GANNETT INC COM                                                  COM   C364730101    $278     3900   SH   Sole   N/A   Sole
GENERAL MOTORS CORP COMMON STOCK                                 COM   C370442105    $594     9000   SH   Sole   N/A   Sole
HALLIBURTON CO COM                                               COM   C406216101    $272     6000   SH   Sole   N/A   Sole
HSEHD INTL INC COM                                               COM   C441815107    $313     6600   SH   Sole   N/A   Sole
ILL TOOL WKS INC COM                                             COM   C452308109    $278     3400   SH   Sole   N/A   Sole
INTL PAPER CO COM                                                COM   C460146103    $281     5600   SH   Sole   N/A   Sole
LOCKHEED MARTIN CORP COM                                         COM   C539830109    $201     5400   SH   Sole   N/A   Sole
LOWES COS INC COM                                                COM   C548661107    $289     5100   SH   Sole   N/A   Sole
MARSH & MC LENNAN CO'S INC                                       COM   C571748102    $265     3500   SH   Sole   N/A   Sole
MEDIAONE GROUP INC COM                                           COM   C58440J104    $617     8300   SH   Sole   N/A   Sole
MELLON BANK CORP COM                                             COM   C585509102    $258     7100   SH   Sole   N/A   Sole
MERRILL LYNCH & CO INC COM                                       COM   C590188108    $390     4900   SH   Sole   N/A   Sole
MINN MNG & MFG CO COM                                            COM   C604059105    $478     5500   SH   Sole   N/A   Sole
MONSANTO CO COM                                                  COM   C611662107    $340     8600   SH   Sole   N/A   Sole
MORGAN J P & CO INC COM                                          COM   C616880100    $337     2400   SH   Sole   N/A   Sole
MORGAN ST DEAN W. & CO                                           COM   C617446448    $811     7900   SH   Sole   N/A   Sole
MOTOROLA INC COM                                                 COM   C620076109    $777     8200   SH   Sole   N/A   Sole
NATL CY CORP COM                                                 COM   C635405103    $295     4500   SH   Sole   N/A   Sole
NIKE INC CL B COM                                                COM   C654106103    $247     3900   SH   Sole   N/A   Sole
PNC BNK CORP COM                                                 COM   C693475105    $236     4100   SH   Sole   N/A   Sole
PHARMACIA & UPJOHN INC COM                                       COM   C716941109    $392     6900   SH   Sole   N/A   Sole
RAYTHEON CO CL B COM STK                                         COM   C755111408    $324     4600   SH   Sole   N/A   Sole
SCHLUMBERGER LTD COM                                             COM   C806857108    $478     7500   SH   Sole   N/A   Sole
SEAGRAM LTD COM                                                  COM   C811850106    $277     5500   SH   Sole   N/A   Sole
SEARS ROEBUCK & CO COM                                           COM   C812387108    $232     5200   SH   Sole   N/A   Sole
SOUTHERN CO COM STK                                              COM   C842587107    $252     9500   SH   Sole   N/A   Sole
SPRINT CORP PCS COM SER 1                                        COM   C852061506    $342     6000   SH   Sole   N/A   Sole
SUN TR BANKS INC COM                                             COM   C867914103    $306     4400   SH   Sole   N/A   Sole
TEXACO INC COM                                                   COM   C881694103    $455     7300   SH   Sole   N/A   Sole
TEX INSTR INC COM                                                COM   C882508104    $763     5300   SH   Sole   N/A   Sole
U S WEST INC NEW COM                                             COM   C91273H101    $405     6900   SH   Sole   N/A   Sole
UTD TECHNOLOGIES CORP COM                                        COM   C913017109    $446     6200   SH   Sole   N/A   Sole
VIACOM COM CL B                                                  COM   C925524308    $418     9500   SH   Sole   N/A   Sole
WACHOVIA CORP COM NEW                                            COM   C929771103    $240     2800   SH   Sole   N/A   Sole
WASH MUT INC COM STK                                             COM   C939322103    $288     8100   SH   Sole   N/A   Sole
WILLIAMS CO INC COM                                              COM   C969457100    $247     5800   SH   Sole   N/A   Sole
XEROX CORP COM                                                   COM   C984121103    $532     9000   SH   Sole   N/A   Sole
